NASSAU LIFE INSURANCE COMPANY

PHL VARIABLE INSURANCE COMPANY

NASSAU LIFE AND ANNUITY COMPANY

SUPPLEMENT DATED APRIL 18, 2019

TO THE PROSPECTUSES FOR

Phoenix Life Variable Accumulation Account	PHL Variable Accumulation Account
Big Edge	The Big Edge Choice®
The Big Edge Plus®	The Phoenix Edge® – VA
Group Strategic Edge®	Phoenix Spectrum Edge®
The Big Edge Choice® for New York	Phoenix Spectrum Edge®+
The Phoenix Edge® – VA for New York	Retirement Planner’s Edge
Phoenix Spectrum Edge®	Freedom Edge®
Phoenix Spectrum Edge®+	Phoenix Premium Edge®
Retirement Planner’s Edge	Phoenix Income Choice®
Freedom Edge®	Phoenix Investor’s Edge®
Phoenix Income Choice®	Phoenix Asset Manager
Phoenix Investor’s Edge®	Phoenix Dimensions®
Phoenix Dimensions®	PHLVIC Variable Universal Life Account
Phoenix Life Variable Universal Life Account	Phoenix Benefit Choice VUL®
The Phoenix Edge®	Phoenix Joint Edge® VUL
The Phoenix Edge® SPVL	Phoenix Express VULSM
Flex Edge	Phoenix Express VULSM (06)
Flex Edge Success®	The Phoenix Edge® SVUL
Joint Edge®	The Phoenix Edge® VUL
Individual Edge®
Estate Edge®	Phoenix Life and Annuity Variable Universal Life Account
Estate Strategies	Corporate Edge VUL
Corporate Edge	Executive Benefit VUL
Executive Benefit VUL
Phoenix Executive VUL®
Phoenix Benefit Choice VUL®
Phoenix Joint Edge® VUL

This supplement should be read with the prospectus, along with any other applicable supplements, for the above listed variable annuity contracts and variable universal life policies.

On December 13, 2018, the Board of Trustees of Neuberger Berman Advisers Management Trust approved a Plan of Reorganization and Dissolution under which the Neuberger Berman AMT Guardian Portfolio and Neuberger Berman AMT Large Cap Value Portfolio (together, the “Merging Funds”) will merge into the Neuberger Berman AMT Sustainable Equity Portfolio (the “Surviving Fund”). Each Merging Fund will transfer all of its assets to the Surviving Fund in exchange for shares of the Surviving Fund.

The mergers are expected to take place on or about April 30, 2019 (the “Merger Date”). In lieu of the impending mergers, the Merging Funds will no longer be available for new investment beginning on April 26, 2019. Beginning on that date, you will no longer be able to allocate purchase payments or transfer policy or contract value to the Subaccounts investing in the Merging Funds (the “Merging Fund Subaccounts”). Until that date, you will be able to allocate purchase payments and transfer policy or contract value to the Merging Fund Subaccounts.

Following the mergers, the Merging Funds will no longer be available for investment. Any policy or contract value in the Merging Fund Subaccounts at the time of the mergers will become invested in the Subaccount investing in the Surviving Fund (“Surviving Fund Subaccount”). The Merging Fund Subaccounts will cease to be available as investment options under your policy or contract as of the end of the Business Day (4:00 pm eastern time) on the Merger Date. Accordingly, if all or a portion of the policy or contract value under your policy or contract is allocated to the Merging Fund Subaccounts at the time of the mergers, that policy or contract value will be transferred to the Surviving Fund Subaccount.

Unless you inform us otherwise, effective April 29, 2019, any new instruction to allocate purchase payments or transfer policy or contract value to a Merging Fund Subaccount will be deemed to be an instruction to allocate the purchase payments or transfer policy or contract value to the Surviving Fund Subaccount. Effective April 30, 2019, all instructions that we have on file that designate a Merging

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Fund Subaccount will be deemed to be an instruction for the Surviving Fund Subaccount. Any Owner utilizing a custom transfer feature such as Rebalancer involving the Merging Funds, and any allocations made to the Merging Fund Subaccounts will be automatically directed to the Surviving Fund Subaccount.

Whether your policy or contract value is transferred automatically on the Merger Date or whether you request that we transfer your policy or contract value to a different investment option from a Merging Fund Subaccount prior to the Merger Date, the transfer will have no federal income tax consequences, and will not be assessed any charge, and it will not count against any applicable number of free transfers you are allowed under your policy or contract each year.

The mergers will not result in any change in the amount of your policy or contract value or in the dollar value of your investment in the separate account. In addition, the mergers will not cause any fees or charges under your policy or contract to change, alter your rights or our obligations under the policy or contract or result in any tax liability to you. Summary information regarding the currently available investment options is provided herein (see “Appendix – Investment Options,” below). You can obtain the prospectus for an investment option under your variable life policy or annuity contract by visiting www.nsre.com* or by calling 1-800-417-4769. You should carefully read the prospectus and consider the investment objectives, risks, charges, and expenses associated with any underlying investment option before investing.

Please see the fund prospectus for more information about the Surviving Fund, including portfolio operating expenses for the year ended December 31, 2018.

At the time of the merger, your prospectus is revised by deleting all mention of the Merging Funds and substituting mention of the Surviving Fund.

❖ For all prospectuses including an Appendix – Investment Options, the Appendix is deleted and replaced with the following:

Please note: This information is intended to provide a brief summary of each fund’s investment objective and advisor information. For more detailed information regarding each fund you should consult the fund prospectus which can be found on our website, www.nsre.com*, or requested by writing to us at PO Box 8027, Boston, MA 02266-8027 or calling 1-800-417-4769. Not all funds listed here may be currently available with your policy or contract.

Fund Name	Investment Objective	Investment Advisor/Subadvisor
Alger Capital Appreciation Portfolio[1,2]	Long term capital appreciation	Fred Alger Management, Inc.
AB VPS Balanced Wealth Strategy Portfolio	Maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P.
Calvert VP S&P MidCap 400 Index Portfolio	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index	Calvert Research and Management Subadvisor: Ameritas Investment Partners, Inc.
DWS Equity 500 Index VIP	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index, which emphasizes stocks of large US companies	DWS Investment Management Americas Inc. Subadvisor: Northern Trust Investments, Inc.
DWS Small Cap Index VIP	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies	DWS Investment Management Americas Inc. Subadvisor: Northern Trust Investments, Inc.
Federated Fund for U.S. Government Securities II	The Fund’s investment objective is to provide current income.	Federated Investment Management Company
Federated High Income Bond Fund II	The Fund’s investment objective is to seek high current income.	Federated Investment Management Company
Federated Prime Money Fund II	The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income consistent with stability of principal and liquidity.	Federated Investment Management Company
Fidelity® VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management & Research Company Subadvisor: FMR Co., Inc.

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Fund Name	Investment Objective	Investment Advisor/Subadvisor
Fidelity® VIP Growth Opportunities Portfolio	Capital growth	Fidelity Management & Research Company Subadvisor: FMR Co., Inc.
Fidelity® VIP Growth Portfolio	Capital appreciation	Fidelity Management & Research Company Subadvisor: FMR Co., Inc.
Fidelity® VIP Investment Grade Bond Portfolio	As high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company Subadvisor: Fidelity Investments Money Management, Inc.
Franklin Flex Cap Growth VIP Fund	Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income VIP Fund	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund	Seeks capital appreciation with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Guggenheim VT Long Short Equity Fund[1,2]	Seeks long-term capital appreciation.	Guggenheim Investments
Invesco V.I. American Franchise Fund	Capital growth	Invesco Advisers, Inc.
Invesco V.I. Equity and Income Fund	Capital appreciation and current income	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio[1,2]	Long term capital appreciation	Lazard Asset Management LLC
Lord Abbett Series Fund Bond Debenture Portfolio	High current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Growth and Income Portfolio	Long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Mid Cap Stock Portfolio	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace	Lord, Abbett & Co. LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Capital appreciation	ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Capital appreciation and some current income	ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio – Class II	Capital appreciation	ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	Capital income and capital appreciation	ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC
Neuberger Berman Advisors Management Trust Mid Cap Growth Portfolio	The Fund seeks growth of capital.	Neuberger Berman Management LLC Subadvisor: Neuberger Berman LLC
Neuberger Berman Advisors Sustainable Equity Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) critera	Neuberger Berman Management LLC Subadvisor: Neuberger Berman LLC

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Fund Name	Investment Objective	Investment Advisor/Subadvisor
Oppenheimer Capital Appreciation Fund/VA	Capital appreciation	OFI Global Asset Management, Inc. Subadvisor: OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA	Capital appreciation	OFI Global Asset Management, Inc. Subadvisor: OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund® / VA	Capital appreciation	OFI Global Asset Management, Inc. Subadvisor: OppenheimerFunds, Inc.
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Rydex VT Inverse Government Long Bond Strategy Fund[1,2]	Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.	Guggenheim Investments
Rydex VT Nova Fund[1,2]	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.	Guggenheim Investments
Templeton Developing Markets VIP Fund	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including emerging markets.	Templeton Global Advisors Limited
Touchstone Balanced Fund	Seeks capital appreciation and current income	Touchstone Advisers, Inc. Subadvisor: Fort Washington Investment Advisors, Inc.
Touchstone Bond Fund	Seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.	Touchstone Advisers, Inc. Subadvisor: Fort Washington Investment Advisors, Inc.
Touchstone Common Stock Fund	Seeks capital appreciation	Touchstone Advisers, Inc. Subadvisor: Fort Washington Investment Advisors, Inc.

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Fund Name	Investment Objective	Investment Advisor/Subadvisor
Touchstone Small Company Fund	Seeks growth of capital	Touchstone Advisers, Inc. Subadvisor: Fort Washington Investment Advisors, Inc.
Virtus KAR Capital Growth Series	Long-term growth of capital.	Virtus Investment Advisers, Inc. Subadvisor: Kayne Anderson Rudnick Investment Management LLC
Virtus Rampart Enhanced Core Equity Series	Capital appreciation and current income	Virtus Investment Advisers, Inc. Subadvisor: Rampart Investment Management Company, LLC
Virtus Duff & Phelps International Series	High total return consistent with reasonable risk	Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co
Virtus Newfleet Multi-Sector Intermediate Bond Series	Long-term total return	Virtus Investment Advisers, Inc. Subadvisor: New Fleet Asset Management LLC
Virtus Duff & Phelps Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis	Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Company
Virtus KAR Small-Cap Growth Series	Long-term capital growth	Virtus Investment Advisers, Inc. Subadvisor: Kayne Anderson Rudnick Investment Management LLC
Virtus KAR Small-Cap Value Series	Long-term capital appreciation.	Virtus Investment Advisers, Inc. Subadvisor: Kayne Anderson Rudnick Investment Management LLC
Virtus Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk

Virtus Investment Advisers, Inc.

Subadvisor(s): Duff & Phelps Investment Management Co. and Kayne Anderson Rudnick Investment Management, LLC (equity portion); New Fleet Asset Management LLC (fixed income portion)

Wanger International	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger Select	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger USA	Long-term growth of capital	Columbia Wanger Asset Management, LLC

[1]	This fund was closed to new investors on May 1, 2006.

[2]

For contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular purchase payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing dollar cost averaging (“DCA”) percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

No longer available, on or about April 30, 2019:

Fund Name	Investment Objective	Investment Advisor/Subadvisor
Neuberger Berman Advisors Management Trust Guardian Portfolio	Long term growth of capital; current income is a secondary goal	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Large Cap Value Portfolio	Long term growth of capital	Neuberger Berman Investment Advisers LLC

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This supplement should be retained with the prospectus, as amended, for future reference. If you have any questions, please contact us at 1-800-417-4769.

*	This is intended as an inactive textual reference only.

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